Cover Page	Sep. 18, 2020
Cover page.
Document Type	8-K
Document Period End Date	Sep. 14, 2020
Entity Registrant Name	Cooper Tire & Rubber Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-04329
Entity Tax Identification Number	34-4297750
Entity Address, Address Line One	701 Lima Avenue,
Entity Address, City or Town	Findlay,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45840
City Area Code	419-
Local Phone Number	423-1321
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	CTB
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000024491
Amendment Flag	false